Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025443 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025443 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025443 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025443 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025443 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025443 | 013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025443 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025443 | 090572207 | Bio-Rad Laboratories, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025443 | 403949100 | HF Sinclair Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025443 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000117771 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117771 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117771 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | 31428X106 | FedEx Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117771 | 44891N208 | IAC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117771 | 013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | 090572207 | Bio-Rad Laboratories, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117771 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000117771 | BRS9F13 | Canal + S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117771 | L6388F110 | Millicom International Cellular S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117771 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117771 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117771 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117771 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000117771 | France
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000117771 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000117771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000117771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000117771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000117771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000117771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000117771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000117771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000117771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025445 | BMJ1825 | Exor N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025445 | L6388F110 | Millicom International Cellular S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025445 | 5852842 | Accor S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025445 | B7N0K05 | Premier Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025445 | BJDS7L3 | Prosus N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025445 | 6474494 | Jollibee Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025445 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025445 | 4058629 | Glanbia PLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025445 | BNDPYV1 | Eurofins Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025445 | BYN5913 | Domino's Pizza Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025445 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025445 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025445 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025445 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025445 | France
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000025445 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025445 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025445 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025445 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025445 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025445 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000025445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000025445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025444 | 12653C108 | CNX Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025444 | 577081102 | Mattel, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025444 | 277461703 | Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000025444 | 687793109 | Oscar Health, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025444 | 2392545 | Gruma, S.A.B. DE C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025444 | 384637104 | Graham Holdings Company, Class B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025444 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025444 | G9618E107 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025444 | 047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025444 | 700517105 | Park Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000025444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000025444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.70%